Credit Facilitates - Schedule Of Short Term Debt Banking Facilities (Parenthetical) (Detail)							12 Months Ended	36 Months Ended
	Sep. 20, 2025	Sep. 20, 2024	Sep. 20, 2023	Jun. 06, 2023	Sep. 20, 2022	Jun. 06, 2022	Dec. 31, 2023	Sep. 20, 2023
Line of Credit [Member] | United Overseas Bank Limited ("UOB") [Member]
Line of Credit Facility [Line Items]
Frequency of payments							36 monthly instalment, 72 monthly instalments
Line of Credit [Member] | DBS Bank, Ltd. ("DBS") [Member]
Line of Credit Facility [Line Items]
Frequency of payments							300 monthly instalments
Line of Credit [Member] | Standard Chartered Bank [Member]
Line of Credit Facility [Line Items]
Frequency of payments							180 months
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit Facility [Line Items]
Interest rate during period								1.02%
Short Term Debt Interest Rate In Year One [Member] | Line of Credit [Member] | DBS Bank, Ltd. ("DBS") [Member]
Line of Credit Facility [Line Items]
Interest rate during period						2.58%
Short Term Debt Interest Rate In Year One [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Line of Credit [Member] | United Overseas Bank Limited ("UOB") [Member]
Line of Credit Facility [Line Items]
Interest rate during period					1.20%
Short Term Debt Interest Rate In Year One [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Line of Credit [Member] | Standard Chartered Bank [Member]
Line of Credit Facility [Line Items]
Interest rate during period			0.38%
Short Term Debt Interest Rate In Year Two [Member] | Line of Credit [Member] | DBS Bank, Ltd. ("DBS") [Member]
Line of Credit Facility [Line Items]
Interest rate during period				2.58%
Short Term Debt Interest Rate In Year Two [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Line of Credit [Member] | United Overseas Bank Limited ("UOB") [Member]
Line of Credit Facility [Line Items]
Interest rate during period			1.20%
Short Term Debt Interest Rate In Year Two [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Line of Credit [Member] | Standard Chartered Bank [Member]
Line of Credit Facility [Line Items]
Interest rate during period		0.38%
Short Term Debt Interest Rate In Year Three [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Line of Credit [Member] | United Overseas Bank Limited ("UOB") [Member]
Line of Credit Facility [Line Items]
Interest rate during period		2.00%
Short Term Debt Interest Rate In Year Three [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Line of Credit [Member] | DBS Bank, Ltd. ("DBS") [Member]
Line of Credit Facility [Line Items]
Interest rate during period				3.00%
Short Term Debt Interest Rate In Year Three [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Line of Credit [Member] | Standard Chartered Bank [Member]
Line of Credit Facility [Line Items]
Interest rate during period	1.78%